Expense Example - UltraShort Mid-Cap ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	800	1,446	3,179	281	1,095	1,927	4,083